AMERICAN PENSION INVESTORS TRUST

Supplement dated June 13, 2006

to the

Advisor Class Shares Prospectus,

Class C Shares Prospectus,

Class D Shares Prospectus and

Statement of Additional Information (“SAI”)

dated October 1, 2005

This supplement provides new and additional information that affects information contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

Effective June 13, 2006, Class C Shares of the Funds have been renamed Primary Shares. Accordingly, all references to “Class C Shares” in each Prospectus and Statement of Additional Information are now replaced with “Primary Shares.”

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SAI FOR FUTURE REFERENCE.